Average Annual Total Returns - Class A - Thrivent Balanced Income Plus Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	3.78%	6.42%	6.59%	3.01%	5.12%	4.92%	2.34%	4.55%	4.70%	3.87%	3.05%	3.01%	7.67%	8.22%	6.82%	15.90%	12.19%	9.87%	3.12%	5.24%	4.32%